CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
SUMMARY OF CONDENSED PARENT COMPANY BALANCE SHEETS

CONDENSED PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Cash and cash equivalents	164,583	2,918
Short-term investments	-	2,667
Amounts due from Group companies	542,635	501,851
Investments in subsidiaries/VIEs	696,911	471,430
Other assets	132,063	660,149
Total assets	1,536,192	1,639,015

Liabilities
Accounts and notes payable	-	863
Accrued expenses and other liabilities	3,254	4,608
Amounts due to Group companies	88,497	106,881
Total Liabilities	91,751	112,352
Shareholders’ equity
Class A Ordinary Shares (US$0.00001 par value; 4,800,000,000 shares authorized; 101,059,544 and 99,200,641 shares issued and outstanding as of December 31, 2024 and December 31, 2025, respectively)	6	6
Class B Ordinary Shares (US$0.00001 par value; 150,000,000 shares authorized; 102,764,550 and 102,764,548 shares issued and outstanding as of December 31, 2024 and December 31, 2025, respectively)	6	6
Treasury stock	(85,426)	(103,085)
Additional paid-in capital	1,376,730	1,403,419
Retained earnings	153,125	226,317
Total equity attributable to shareholders of the Company	1,444,441	1,526,663
Total liabilities and shareholders’ equity	1,536,192	1,639,015

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

26.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating expenses
General and administrative expenses	(5,072)	(5,768)	(4,582)
Total operating expenses	(5,072)	(5,768)	(4,582)
Other expenses	-	-	(310)
Equity in (loss) gain of subsidiaries/VIEs	(74,290)	78,525	127,470
(Loss) Income from operations	(79,362)	72,757	122,578
Interest and investment (expenses) income, net	(7,006)	(7,932)	19,066
Other non-operating income	3,164	-	-
(Loss) Income before income tax expenses	(83,204)	64,825	141,644
Income tax expenses	-	-	-
Net (loss) income	(83,204)	64,825	141,644
Net (loss) income from discontinued operations attributable to the Company	(1,470)	(1,411)	-
Net (loss) income attributable to ordinary shareholders of the Company	(84,674)	63,414	141,644

CONDENSED PARENT COMPANY STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(93,378)	274,797	111,820
Net cash provided by (used in) by investing activities	21,245	(58,936)	(122,020)
Net cash used in financing activities	(6,421)	(82,790)	(148,551)
Effect of exchanges rates on cash and cash equivalents	1,122	18,169	(2,914)
Net (decrease) increase in cash and cash equivalents and restricted cash	(77,432)	151,240	(161,665)
Cash and cash equivalents at the beginning of the year	90,775	13,343	164,583
Cash and cash equivalents at the end of the year	13,343	164,583	2,918